Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2017
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.     Notes to the consolidated statements of income

a)    Selling, general and administrative expenses

        Selling, general and administrative expenses are generated in the administrative, logistic and selling functions which are not attributable to research and development or production. In addition, general and administrative expenses included realized and unrealized foreign exchange gains and losses. In 2017, general and administrative expenses included a Foreign Corrupt Practices Act ("FCPA") related charge of €200,000 (see note 22), a net gain from the sale of fixed assets of €31,959 and from the sale of investments of €84,665. In 2016, general and administrative expenses included a net loss from the sale of fixed assets of €11,074 and a net gain from the sale of investments of €16,455. In 2015, general and administrative expenses included a net loss from the sale of fixed assets of €6,380 and a net gain from the sale of investments of €11,189. In addition in 2015, general and administrative expenses included a net amount of $60,000 (€54,078) in relation to the NaturaLyte® and GranuFlo® agreement in principle. For further information, see note 22.

b)    Research and development expenses

        Research and development expenses of €130,704 (2016: €146,511 and 2015: €128,128) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €432 (2016: €724 and 2015: €1,673).

c)    Cost of materials

        The cost of materials for the year ended December 31, 2017, 2016 and 2015 consisted of the following:

Cost of materials
in € THOUS
	2017	2016	2015
Cost of raw materials, supplies and purchased components	4,305,683	3,696,528	3,601,588
Cost of purchased services	450,417	414,289	398,652

Cost of materials	4,756,100	4,110,817	4,000,240

d)    Personnel expenses

        Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €6,900,023, €6,290,504 and €5,698,014 for the year ended December 31, 2017, 2016 and 2015, respectively. Personnel expenses consisted of the following:

Personnel expenses
in € THOUS
	2017	2016	2015
Wages and salaries	5,396,339	4,940,931	4,499,774
Social security contributions and cost of
retirement benefits and social assistance	1,503,684	1,349,573	1,198,240
thereof retirement benefits	147,332	134,572	120,997

Personnel expenses	6,900,023	6,290,504	5,698,014

        The Company employed the following personnel on a full-time equivalents basis, on average, for the following years:

Employees by function
	2017	2016	2015
Production and Services	98,547	94,201	90,251
Administration	9,962	9,318	9,023
Sales and Marketing	3,272	3,099	2,865
Research and Development	804	736	626

Total employees	112,585	107,354	102,765

e)    Net interest

        Net interest in the amount of €353,890 (2016: €366,369 and 2015: €352,825) included interest expense of €397,187 (2016: €408,508 and 2015: €457,895) and interest income of €43,297 (2016: €42,139 and 2015: €105,070). Interest expenses resulted mainly from the Company's financial liabilities which are not accounted for at fair value through profit and loss (see note 13 and note 14). In 2017, interest income was mainly attributable to the valuation of the Share Options, interest on overdue receivables and lease receivables. In 2016, a large part of interest income was attributable to the valuation of the derivatives embedded in the Convertible Bonds. In 2015, interest income was mainly attributable to the valuation of the Share Options which the Company purchased in connection with the issuance of the Convertible Bonds as well as interest-bearing notes receivables (see note 23).

f)    Income taxes

        Income before income taxes is attributable to the following geographic locations:

Income before income taxes
in € THOUS
	2017	2016	2015
Germany	(12,228)	191,377	124,416
United States	1,592,300	1,490,789	1,325,346
Other	428,477	360,367	325,914

Total	2,008,549	2,042,533	1,775,676

        Income tax expense (benefit) for the years ended December 31, 2017, 2016 and 2015 consisted of the following:

Income tax expense (benefit)
in € THOUS
	2017	2016	2015
Current
Germany	86,069	50,625	65,102
United States	440,000	454,448	413,502
Other	130,992	128,320	124,910

	657,061	633,393	603,514

Deferred
Germany	(36,022)	(23,703)	(47,857)
United States	(156,704)	27,570	(734)
Other	(10,320)	(14,779)	10,103

	(203,046)	(10,912)	(38,488)

Total	454,015	622,481	565,026

        A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 29.90%, 29.69% and 29.62% for the fiscal years ended December 31, 2017, 2016 and 2015, respectively.

Reconciliation of income taxes
in € THOUS
	2017	2016	2015
Expected corporate income tax expense	600,456	606,327	525,955
Tax free income	(44,302)	(37,495)	(32,190)
Income from equity method investees	(18,706)	(15,642)	(12,863)
Tax rate differentials	139,391	133,523	116,335
Non-deductible expenses	102,587	32,985	32,817
Taxes for prior years	(14,993)	(21,069)	17,998
Noncontrolling partnership interests	(105,832)	(105,536)	(98,666)
Tax on divestitures	—	—	13,477
Tax rate changes	(238,130)	(120)	1,869
Change in realizability of deferred tax assets and tax credits	7,254	5,945	(2,317)
Withholding taxes	6,606	7,909	6,914
Other	19,684	15,655	(4,303)

Income tax expense	454,015	622,481	565,026

Effective tax rate	22.6%	30.5%	31.8%

        The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2017 and 2016, are presented below:

Deferred income tax assets and liabilities
in € THOUS
	2017	2016
Deferred tax assets
Trade accounts receivable	19,821	11,899
Inventories	56,672	63,932
Intangible assets	6,925	7,366
Property, plant and equipment and other non-current assets	60,186	61,369
Provisions and other liabilities	116,045	337,766
Pension liabilities	80,868	109,234
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	118,994	130,954
Derivatives	2,215	5,487
Compensation expense related to stock options	16,933	13,463
Other	11,894	23,525

Total deferred tax assets	490,553	764,995

Deferred tax liabilities
Trade accounts receivable	18,171	25,121
Inventories	7,401	6,838
Intangible assets	410,941	670,134
Property, plant and equipment and other non-current assets	97,779	147,357
Provisions and other liabilities	6,714	49,809
Derivatives	2,480	9,822
Insurance recoveries	—	82,336
Other	99,439	144,105

Total deferred tax liabilities	642,925	1,135,522

Net deferred tax liabilities	(152,372)	(370,527)

        In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € THOUS
	2017	2016
Deferred tax assets	315,168	291,394
Deferred tax liabilities	467,540	661,921

Net deferred tax liabilities	(152,372)	(370,527)

        The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards
in € THOUS
2018	6,824
2019	10,810
2020	22,637
2021	10,146
2022	13,103
2023	2,428
2024	3,740
2025	4,753
2026	3,693
2027 and thereafter	118,855
Without expiration date	154,552

Total	351,541

        Included in the balance of net operating loss carryforwards at December 31, 2017 are €166,036 not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

        In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2017.

        The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2017, the Company provided for €11,744 (2016: €11,619) of deferred tax liabilities associated with earnings that are likely to be distributed in 2018 and the following years. Provision has not been made for additional taxes on €5,978,278 (2016: €7,037,959) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

        In the U.S., the tax reform was enacted by signature of the president of the Tax Cuts and Jobs Act on December 22, 2017. The Act reduces the U.S. corporate income tax rate from 35% to 21% effective from January 1, 2018. Deferred tax assets and liabilities expected to reverse in 2018 and beyond, have been remeasured using the corporate income tax rate that was enacted by the balance sheet date and will apply for future financial years. For the year ended December 31, 2017, the remeasurement of deferred tax assets and liabilities resulted in a deferred tax benefit of €235,692 which was recognized in tax expense affecting profit and loss and included in the balance of €238,130 in the reconciling item "tax rate changes" in the table "reconciliation of income taxes" above.